Segment Information - Schedule of Revenue from External Customers Based on Geographical Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenue	$ 4,831,256	$ 4,938,959	$ 5,153,896
United States
Segment Reporting Information [Line Items]
Total revenue	2,063,477	2,195,791	2,472,013
Italy
Segment Reporting Information [Line Items]
Total revenue	1,824,004	1,728,472	1,778,750
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	59,062	74,567	82,271
Rest of Europe
Segment Reporting Information [Line Items]
Total revenue	312,484	383,170	302,388
All other
Segment Reporting Information [Line Items]
Total revenue	$ 572,229	$ 556,959	$ 518,474